CONVERTIBLE PREFERRED SHARES AND WARRANTS - Preferred A shares warrants (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Apr. 30, 2016	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2022	Jul. 31, 2019
Convertible Preferred shares
Number of warrants issued	3,614,960	67,897	3,880,777	6,789,694
Exercise price of warrants (in dollar per share)			$ 3.87		$ 3.87	$ 5.04
Warrants outstanding			$ 3,880,777
Series A Convertible Preferred shares
Convertible Preferred shares
Number of warrants issued			3,614,960
Exercise price of warrants (in dollar per share)			$ 5.04
Additional warrants granted (as a percent)			7.00%